DISCONTINUED OPERATIONS	6 Months Ended
Jun. 30, 2023
Discontinued Operations and Disposal Groups [Abstract]
DISCONTINUED OPERATIONS

10. DISCONTINUED OPERATIONS

In December 2022, the Company ceased its cryptocurrency mining business by entering into a series of contracts with certain third parties to sell its cryptocurrency mining and related equipment, terminating the leases for both the office facility and the storage rooms for most mining machines, and laying off relevant employees. As a result, the operations of Cryptocurrency mining business are reflected within “discontinued operations” periods presented.

The significant items included within discontinued operations are as follows:

	Six Months Ended June 30, 2023	Six Months Ended June 30, 2022
	(Unaudited)	(Unaudited)
Revenue - Cryptocurrency mining	$-	$3,235,134
Cost - Cryptocurrency mining	276,926	2,121,501
Administrative expenses	(279,995)	656,627
Impairment losses on cryptocurrencies	-	1,179,078
(Gain) on sales of cryptocurrencies	-	(526,218)
Operating income (loss) from discontinued operations	3,069	(195,854)
Other (loss) income, net	(21,805)	3,868
Interest income	9	106
(Loss) from discontinued operations before income taxes	(18,727)	(191,880)
Income tax expense	-	-
Net (loss) from discontinued operations	$(18,727)	$(191,880)

TAOPING INC.

NOTES TO THE UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS

Assets and liabilities of discontinued operations included within the Consolidated Balance Sheets are comprised of the following:

	June 30, 2023	December 31, 2022
	(Unaudited)
Cash and cash equivalents	$1,716	$8,649
Other current assets	-	37,015
Property, equipment and software, net	566,651	1,155,063
Right-of-use assets	-	125,538
Current assets from discontinued operations	$568,367	$1,326,265

Accounts payable	-	187,206
Accrued payroll and benefits	4,509	3,065
Other payables and accrued expenses	60,066	58,572
Lease liability	-	128,696
Current liabilities from discontinued operations	$64,575	$377,539

	Six Months Ended June 30, 2023	Six Months Ended June 30, 2022
	(Unaudited)	(Unaudited)
Net cash provided by (used in) operating activities	$109,202	$(1,339,952)
Net cash provided by investing activities	237,635	2,835,736

CRYPTOCURRENCIES

Cryptocurrencies mainly included Bitcoin and Ethereum the Company held which were primarily received from mining activities.

The following table presents the movements of cryptocurrencies as of June 30, 2023 and December 31, 2022:

	June 30, 2023	December 31, 2022
	(Unaudited)
Opening Balance	$-	$829,165
Receipt of cryptocurrencies from mining activities	-	4,108,372
Purchases of cryptocurrencies	-	1,066,338
Sales of cryptocurrencies	-	(5,017,732)
Payment of cryptocurrencies for other expenses	-	(151,869)
Realized gain on sale of cryptocurrencies	-	679,111
Impairment loss on cryptocurrencies	-	(1,517,172)
Others	-	3,787
Ending Balance	$-	$-